Earnings Per Common Share	12 Months Ended
Dec. 31, 2018
Earnings Per Common Share
Earnings Per Common Share

11. EARNINGS PER COMMON SHARE

($ millions)	2018	2017

Net earnings	3 293	4 458

Dilutive impact of accounting for awards as equity-settled(1)	—	(1)

Net earnings – diluted	3 293	4 457

(millions of common shares)

Weighted average number of common shares	1 623	1 661

Dilutive securities:

Effect of share options	6	4

Weighted average number of diluted common shares	1 629	1 665

(dollars per common share)

Basic earnings per share	2.03	2.68

Diluted earnings per share	2.02	2.68

(1)         Cash payment alternatives are accounted for as cash-settled plans. As these awards can be exchanged for common shares of the company, they are considered potentially dilutive and are included in the calculation of the company's diluted net earnings per share if they have a dilutive impact in the period. Accounting for these awards as equity-settled was determined to have a dilutive impact for the year ended December 31, 2017.